BALANCE SHEET DETAILS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other long-term liabilities
Non-current income tax payable	$ 1,327	$ 2,530
Other long-term liabilities	1,170	1,123
Total other long-term liabilities	$ 2,497	$ 3,653